Commitments - Future Minimum Rentals Receivable under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future minimum rentals receivable [Line Items]
Future minimum rentals receivable	¥ 741	¥ 463
Not later than one year [member]
Disclosure of future minimum rentals receivable [Line Items]
Future minimum rentals receivable	254	186
Later than one year and not later than five years [member]
Disclosure of future minimum rentals receivable [Line Items]
Future minimum rentals receivable	411	267
Later than five years [member]
Disclosure of future minimum rentals receivable [Line Items]
Future minimum rentals receivable	¥ 76	¥ 10